Law Offices of
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet  www.paulhastings.com

February 14, 2014

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Firsthand Technology Value Fund, Inc.
File No. 814-00830

Ladies and Gentlemen:

On behalf of Firsthand Technology Value Fund, Inc., attached for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement in connection with the annual meeting of stockholders of the Registrant.  This document includes a proposal submitted by a stockholder of the Registrant.

Please advise us if we can provide any further information to facilitate your review.  Please direct any further comments or questions regarding this filing to the undersigned at (415) 856-7007.

Very truly yours,

/s/ DAVID A. HEARTH

David A. Hearth
of PAUL HASTINGS LLP

cc:	Kevin M. Landis (w/encls.)
Kelvin K. Leung, Esq. (w/encls.)